COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	$ 0	$ 0
Outstanding Guarantees	49,887
Purchase Obligation	216,687
Purchase Obligation, Due in Next Twelve Months	171,879
Purchase Obligation 1-3 Years	28,005
Purchase Obligation 3-4 Years	11,202
Purchase Obligation after 5 Years	5,601
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	11,562
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	1,850
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 7,996